SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options
Outstanding at January 1, 2025	1,639,897
Granted	120,000
Exercised	(39,005)
Expired	(577,419)
Forfeited	(130,325)
Outstanding at December 31, 2025	1,013,148	1,639,897
Exercisable at December 31, 2025	580,777
Vested and expected to vest at December 31, 2025	1,006,518
Weighted-average exercise price
Outstanding at January 1, 2025	$ 22.56
Granted	23.58
Exercised	23.63
Expired	23.84
Forfeited	23.44
Outstanding at December 31, 2025	21.8	$ 22.56
Exercisable at December 31, 2025	23.14
Vested and expected to vest at December 31, 2025	$ 21.8
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term Roll Forward
Outstanding	2 years 8 months 12 days	2 years 4 months 20 days
Exercisable at December 31, 2025	2 years 7 days
Vested and expected to vest at December 31, 2025	2 years 8 months 8 days
Aggregate intrinsic value
Outstanding	$ 3,860	$ 2,928
Exercisable at December 31, 2025	2,041
Vested and expected to vest at December 31, 2025	$ 3,843